Subsequent Events - Additional Information (Detail) - shares	Mar. 24, 2021	Mar. 22, 2021	Feb. 12, 2021	Jan. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 25, 2021
Subsequent Event [Line Items]
Number Of Shares Outstanding					40,250,000	35,000,000	35,000,000
Over-Allotment Option | Common Class B [Member] | Founder shares [Member]
Subsequent Event [Line Items]
Common shares subject to forfeiture			1,312,500
Subsequent Event | Common Class B [Member] | Founder shares [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split		35-for-33	33-for-25
Number of shares issued		10,062,500	9,487,500
Number Of Shares Outstanding		10,062,500	9,487,500
Subsequent Event | Over-Allotment Option | Common Class B [Member] | Founder shares [Member]
Subsequent Event [Line Items]
Common shares subject to forfeiture	125,103			1,312,500
Stockholders' equity note, stock split		35-for- 33	33-for-25